Note 14 - Revenue	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
14.
   REVENUE

Revenue is generated primarily from contracts to manufacture or process steel products. Most of the Company's revenue is generated by sales of material out of the Company's inventory but a portion of the Company's revenue is derived from processing of customer owned material. Generally, the Company's performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenues are recorded net of any sales incentives. Shipping and other transportation costs charged to customers are treated as fulfillment activities and are recorded in both revenue and cost of sales at the time control is transferred to the customer. Costs related to obtaining sales contracts are incidental and expensed when incurred. Because customers are invoiced at the time title transfers and the Company's rights to consideration are unconditional at that time, the Company does not
maintain contract asset balances. Additionally, the Company does not
maintain contract liability balances, as performance obligations are satisfied prior to customer payment for product. The Company offers industry standard payment terms.

The Company has
two
reportable segments: Coil and Tubular. Coil primarily generates revenue from cutting to length hot-rolled steel coils. Coil segment revenue consists of three
main product types: Prime Coil, Non-Standard Coil and Customer Owned Coil. Tubular primarily generates revenue from the manufacture, distribution and processing of steel pipe. Tubular segment revenue consists of three
main product or service types: Manufactured Pipe, Mill Reject Pipe and Pipe Finishing Services. The Company did
n
ot
generate any revenue from pipe finishing services in the fiscal years ended
March 31, 2021
and
March 31, 2020.
The pipe finishing facility is currently idled due to market conditions. The following table disaggregates our revenue by product for each of our reportable business segments for the fiscal years ended
March 31, 2021
and
2020
, respectively:

	Fiscal Year Ended March 31,
	2021	2020
Coil Segment:
Prime Coil	$85,933,199	$87,222,853
Non-standard Coil	8,414,060	11,792,212
Customer Owned Coil	917,296	747,827
	$95,264,555	$99,762,892
Tubular Segment:
Manufactured Pipe	$25,554,333	$34,974,506
Mill Reject Pipe	5,283,645	7,364,926
	$30,837,978	$42,339,432